Share Capital (Details)	1 Months Ended												9 Months Ended	12 Months Ended
	May 30, 2022 CAD ($) $ / shares shares	May 30, 2022 USD ($)	Dec. 20, 2021 USD ($) shares	Dec. 20, 2021 CAD ($)	Nov. 21, 2021 USD ($) $ / shares shares	Nov. 21, 2021 CAD ($)	Oct. 21, 2021 USD ($) shares	Oct. 21, 2021 CAD ($)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 CAD ($) $ / shares shares	Mar. 19, 2021 USD ($) shares	Feb. 06, 2021 USD ($)	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 $ / shares shares	Dec. 20, 2021 $ / shares	Oct. 31, 2021 $ / shares	Oct. 25, 2021 shares	Oct. 21, 2021 $ / shares	Feb. 05, 2021 $ / shares shares
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares							6,368,000							52,566,150	52,566,150
Common shares outstanding (in Shares) | shares														52,566,150	52,566,150
Private placement shares issued (in Shares) | shares	1,091,000										36,000,000			2,249,056	2,249,056					100
Price per share | (per share)	$ 1.5																		$ 1	$ 0.01
Gross proceeds	$ 1,636,500	$ 1,285,579					$ 5,107,282	$ 6,368,000	$ 2,001,352	$ 2,517,500		$ 1
Finder’s fees		14,016
Other offering cost		$ 8,111											$ 21,761
Gross consideration for asset purchase agreemeent											$ 1,367,668
Accounts payable and accrued liabilities													$ 924
Finder fee							28,927
Granted option common shares (in Shares) | shares														700,000
Weighted-average grant-date fair (in Dollars per share) | $ / shares													$ 0.22	$ 0.32
Exercise price | (per share)														$ 0.56	$ 0.73		$ 0.5
Number of share options granted in share-based payment arrangements (in Shares) | shares													5,220,000
Warrant, Exercise Price, Decrease (in Dollars per share) | $ / shares													$ 0.4
Weighted average remaining contractual life														3 years 7 months 28 days
Share-based payments consolidated statement of comprehensive loss													$ 638,551	$ 493,154
Remaining unvested options vest													497,426	85,740
Other expenses, by nature													497,426	$ 185,313
Description on fair value methods														The Company applies the fair value method using the Black-Scholes Option Pricing Model in accounting for its stock options granted. Accordingly, share-based payments of $204,396 were recognized as personnel expenses for options granted to employees, $186,988 were recognized in directors’ fees for options granted to directors and $101,770 was recognized as exploration for options granted to employees and consultants for the year ended October 31, 2022.
Percentage of estimated forfeiture rate														0.00%
Proceeds per warrant (in Dollars per share) | $ / shares														$ 0.25
Preference shares [member]
Share Capital (Details) [Line Items]
Private placement shares issued (in Shares) | shares			5,644		4,900
Aggregate common shares			$ 24,420		$ 21,630
Finder’s fees			$ 19,427	$ 24,420	$ 17,208	$ 21,630
Reserves [Member]
Share Capital (Details) [Line Items]
Fair value of stock options granted													1,125,565	$ 226,528
Share-based payments consolidated statement of comprehensive loss													$ 352,366	$ 140,788
Ordinary shares [member]
Share Capital (Details) [Line Items]
Private placement shares issued (in Shares) | shares			1,520,000		2,106,000
Price per share | (per share)					$ 1											$ 1
Gross proceeds			$ 1,186,388	1,520,000	$ 1,670,756	$ 2,106,000
Finder’s fees			$ 39,026	$ 50,000
Private Placement [Member]
Share Capital (Details) [Line Items]
Private placement shares issued (in Shares) | shares										5,035,000
Price per share | $ / shares										$ 0.5
Initial Tranche [Member]
Share Capital (Details) [Line Items]
Other offering cost							25,794
Accounts payable and accrued liabilities							$ 52,801
UMS Project Limited Partnership [Member]
Share Capital (Details) [Line Items]
Private placement shares issued (in Shares) | shares																		400,000